Expense Example, No Redemption {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Consumer Discretionary Fund-Class A
Expense Example, No Redemption:
1 Year	$ 678
3 Years	896
5 Years	1,131
10 Years	1,806
Fidelity Advisor Consumer Discretionary Fund-Class M
Expense Example, No Redemption:
1 Year	482
3 Years	760
5 Years	1,058
10 Years	1,906
Fidelity Advisor Consumer Discretionary Fund-Class C
Expense Example, No Redemption:
1 Year	185
3 Years	573
5 Years	985
10 Years	2,137
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822